CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating activities:
Net income (loss)	¥ (271,835,982)	$ (38,287,297)	¥ (49,462,929)	¥ 225,820,409
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Allowance for doubtful accounts (Note 4)	139,445,017	19,640,420	25,044,327	1,272,454
Share-based compensation (Note 15)	47,659,304	6,712,673	58,219,186	47,218,156
Depreciation and amortization (Note 7 and 8)	148,064,759	20,854,485	142,711,409	95,473,048
Reduction in the carrying amount of right-of-use assets	8,303,344	1,169,502	8,525,547	10,730,213
Investment income	(1,426,370)	(200,900)	(10,917,736)	(21,167,575)
Unrealized foreign exchange loss (gain)	(4,557,547)	(641,917)	(7,508,084)	1,882,626
Deferred income tax expense (benefit)	(10,952,309)	(1,542,600)	(6,079,533)	4,321,601
Loss on disposal of property, plant and equipment	22,077	3,109	478,457	235,581
Write-down of inventories (Note 5)	21,681,652	3,053,797	8,991,793	3,679,669
Changes in operating assets and liabilities:
Accounts receivable	65,371,286	9,207,353	(56,145,868)	(168,520,346)
Inventories	2,627,537	370,081	(156,107,463)	(131,185,130)
Prepayments and other current assets	(5,062,337)	(713,015)	(125,888,562)	(24,763,588)
Other non-current assets	6,269,554	883,048	(1,834,238)	1,520,050
Accounts payable and notes payable	(33,303,059)	(4,690,638)	93,747,996	286,726,602
Advances from customers	(5,657,752)	(796,878)	7,545,887	(22,764,635)
Deferred revenue	5,953,975	838,600	5,517,801	18,119,340
Other non-current liabilities	(1,280,068)	(180,294)	(9,365,449)	(4,374,815)
Income tax receivable	13,340,152	1,878,921	(13,349,602)
Income taxes payable	(540,152)	(76,079)	(15,703,460)	3,046,431
Accrued expenses and other current liabilities	(21,922,192)	(3,087,676)	(13,056,147)	15,256,165
Operating lease liabilities	(8,465,797)	(1,192,383)	(7,219,675)	(8,351,554)
Net cash provided by (used in) operating activities	93,735,092	13,202,312	(121,856,343)	334,174,702
Investing activities:
Cash paid for purchase of property, plant and equipment	(78,934,562)	(11,117,701)	(135,349,387)	(285,745,233)
Purchase of term deposits	(379,419,347)	(53,440,096)	(635,470,550)	(357,162,950)
Cash received from redemption of term deposits	513,238,247	72,288,095	551,794,100	353,295,700
Cash paid for purchase of short-term investments	(420,000,000)	(59,155,763)	(2,593,000,000)	(6,032,000,000)
Cash received from sale of short-term investments	581,426,370	81,892,191	3,213,917,736	6,027,167,575
Prepayment for an investment			(4,000,000)
Others				(614,066)
Net cash (used in) provided by investing activities	216,310,708	30,466,726	397,891,899	(295,058,974)
Financing activities:
Cash received from exercise of employee stock options	654,023	92,117	2,203,086	6,246,384
Proceeds from short-term bank borrowings	100,000,000	14,084,705	340,000,000	340,000,000
Repayment for short-term bank borrowings	(160,000,000)	(22,535,528)	(360,000,000)	(340,000,000)
Net cash provided by (used in) financing activities	(59,345,977)	(8,358,706)	(17,796,914)	6,246,384
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	8,913,200	1,255,398	30,043,572	(8,490,370)
Net increase in cash, cash equivalents and restricted cash	259,613,023	36,565,730	288,282,214	36,871,742
Cash, cash equivalents and restricted cash at the beginning of the year	720,627,170	101,498,214	432,344,956	395,473,214
Cash, cash equivalents and restricted cash at the end of the year	980,240,193	138,063,944	720,627,170	432,344,956
Supplemental information
Interest paid	1,616,253	227,645	5,711,056	6,346,189
Income tax paid	1,066,182	150,169	13,374,909	39,668,576
Construction payable	¥ 13,441,923	$ 1,893,255	7,522,480	¥ 11,279,464
Prepayment for a service in previous year to purchase of an investment			¥ 3,000,000